Product sales expense	12 Months Ended
Dec. 31, 2017
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Product sales expense
6.	Product sales expense:

For the years ended December 31:

	2017	2016

Employee related	$1,629,851	$1,427,602
Product cost and support	2,207,057	2,031,707
Professional fees	418,385	279,013
Office related	298,672	253,672
Stock based compensation	372,223	398,388
Insurance	14,749	54,326
Depreciation and amortization	56,907	44,863
Foreign exchange	(294)	13,539

	$4,997,550	$4,503,110